                         THE ONE(R) INCOME ANNUITY/SM/

                                   Issued by

                      Transamerica Life Insurance Company

                         Supplement Dated March 1, 2001
                                     to the
                          Prospectus dated May 1, 2000



Effective March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company, subject to obtaining the necessary approvals. Therefore, all references to PFL Life Insurance Company in your prospectus and the Statement of Additional Information should be read accordingly.



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        Please Note:

               Aside from a new name, your contract remains unaffected.
               All of the terms, conditions, rights and benefits remain
               unchanged.
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                This Prospectus Supplement must be accompanied
                             by the Prospectus for
                The One(R) Income Annuity/SM/ dated May 1, 2000